Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000110176
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class A Shares
Trading Symbol	DWAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$198	1.92%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2014	$9,427	$10,000
Jul-2015	$9,888	$9,997
Jul-2016	$9,900	$9,878
Jul-2017	$10,015	$10,738
Jul-2018	$10,585	$11,361
Jul-2019	$10,714	$11,489
Jul-2020	$11,862	$11,697
Jul-2021	$13,619	$13,861
Jul-2022	$12,834	$12,579
Jul-2023	$13,010	$13,232
Jul-2024	$13,874	$14,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund
Without Load	6.64%	5.31%	3.94%
With Load	0.54%	4.06%	3.33%
Morningstar Global Flexible Allocation EW Index	8.07%	4.48%	3.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 31,795,635
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 300,647
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,795,635 Number of Portfolio Holdings121 Advisory Fee (net of waivers)$300,647 Portfolio Turnover135%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.6%
Exchange-Traded Funds	54.2%
Exchange-Traded Notes	5.0%
Money Market Funds	13.2%
Purchased Options	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110177
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class C Shares
Trading Symbol	DWATX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.67%

Expenses Paid, Amount	$ 275
Expense Ratio, Percent	2.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2014	$10,000	$10,000
Jul-2015	$10,411	$9,997
Jul-2016	$10,342	$9,878
Jul-2017	$10,384	$10,738
Jul-2018	$10,898	$11,361
Jul-2019	$10,945	$11,489
Jul-2020	$12,025	$11,697
Jul-2021	$13,713	$13,861
Jul-2022	$12,827	$12,579
Jul-2023	$12,904	$13,232
Jul-2024	$13,654	$14,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	5.81%	4.52%	3.16%
Morningstar Global Flexible Allocation EW Index	8.07%	4.48%	3.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 31,795,635
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 300,647
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,795,635 Number of Portfolio Holdings121 Advisory Fee (net of waivers)$300,647 Portfolio Turnover135%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.6%
Exchange-Traded Funds	54.2%
Exchange-Traded Notes	5.0%
Money Market Funds	13.2%
Purchased Options	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110178
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Institutional Class Shares
Trading Symbol	DWANX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$173	1.67%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	6.85%	5.58%	4.20%
Morningstar Global Flexible Allocation EW Index	8.07%	4.48%	3.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 31,795,635
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 300,647
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,795,635 Number of Portfolio Holdings121 Advisory Fee (net of waivers)$300,647 Portfolio Turnover135%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.6%
Exchange-Traded Funds	54.2%
Exchange-Traded Notes	5.0%
Money Market Funds	13.2%
Purchased Options	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110179
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class A Shares
Trading Symbol	DWTFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$189	1.84%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index
Jul-2014	$9,429	$10,000
Jul-2015	$10,182	$10,807
Jul-2016	$10,225	$10,651
Jul-2017	$10,831	$10,964
Jul-2018	$11,938	$11,146
Jul-2019	$11,469	$11,432
Jul-2020	$11,702	$11,979
Jul-2021	$13,980	$13,464
Jul-2022	$15,499	$14,479
Jul-2023	$15,284	$14,792
Jul-2024	$16,140	$16,198

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund
Without Load	5.61%	7.07%	5.52%
With Load	-0.51%	5.80%	4.90%
Barclay Global Macro Index	9.51%	7.22%	4.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 41,183,130
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 424,388
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,183,130 Number of Portfolio Holdings13 Advisory Fee $424,388 Portfolio Turnover76%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.4%
Money Market Funds	5.5%
Purchased Options	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110180
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class C Shares
Trading Symbol	DWTTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$265	2.59%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index
Jul-2014	$10,000	$10,000
Jul-2015	$10,725	$10,807
Jul-2016	$10,689	$10,651
Jul-2017	$11,239	$10,964
Jul-2018	$12,302	$11,146
Jul-2019	$11,722	$11,432
Jul-2020	$11,868	$11,979
Jul-2021	$14,064	$13,464
Jul-2022	$15,471	$14,479
Jul-2023	$15,142	$14,792
Jul-2024	$15,853	$16,198

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	4.70%	6.22%	4.72%
Barclay Global Macro Index	9.51%	7.22%	4.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 41,183,130
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 424,388
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,183,130 Number of Portfolio Holdings13 Advisory Fee $424,388 Portfolio Turnover76%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.4%
Money Market Funds	5.5%
Purchased Options	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110181
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Institutional Class Shares
Trading Symbol	DWTNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	5.84%	7.31%	5.77%
Barclay Global Macro Index	9.51%	7.22%	4.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 41,183,130
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 424,388
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,183,130 Number of Portfolio Holdings13 Advisory Fee $424,388 Portfolio Turnover76%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.4%
Money Market Funds	5.5%
Purchased Options	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110182
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class A Shares
Trading Symbol	MFTFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.47%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow Managed Futures Strategy Fund	S&P 500® Index	Credit Suisse Managed Futures Liquid Index
Jul-2014	$9,426	$10,000	$10,000
Jul-2015	$10,692	$11,121	$12,770
Jul-2016	$11,439	$11,745	$13,302
Jul-2017	$9,355	$13,629	$12,422
Jul-2018	$10,084	$15,843	$11,666
Jul-2019	$11,374	$17,108	$12,249
Jul-2020	$10,069	$19,153	$11,184
Jul-2021	$10,730	$26,134	$13,060
Jul-2022	$14,231	$24,921	$14,820
Jul-2023	$17,217	$28,165	$14,857
Jul-2024	$15,915	$34,403	$14,606

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund
Without Load	-7.56%	6.95%	5.38%
With Load	-12.91%	5.69%	4.76%
S&P 500® Index	22.15%	15.00%	13.15%
Credit Suisse Managed Futures Liquid Index	-1.70%	3.58%	3.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 209,527,115
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,625,674
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,527,115 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,625,674 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	19.6%
Money Market Funds	80.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110183
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class C Shares
Trading Symbol	MFTTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$213	2.22%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow Managed Futures Strategy Fund	S&P 500® Index	Credit Suisse Managed Futures Liquid Index
Jul-2014	$10,000	$10,000	$10,000
Jul-2015	$11,253	$11,121	$12,770
Jul-2016	$11,975	$11,745	$13,302
Jul-2017	$9,815	$13,629	$12,422
Jul-2018	$10,404	$15,843	$11,666
Jul-2019	$11,649	$17,108	$12,249
Jul-2020	$10,243	$19,153	$11,184
Jul-2021	$10,827	$26,134	$13,060
Jul-2022	$14,267	$24,921	$14,820
Jul-2023	$17,103	$28,165	$14,857
Jul-2024	$15,666	$34,403	$14,606

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-8.40%	6.10%	4.59%
S&P 500® Index	22.15%	15.00%	13.15%
Credit Suisse Managed Futures Liquid Index	-1.70%	3.58%	3.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 209,527,115
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,625,674
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,527,115 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,625,674 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	19.6%
Money Market Funds	80.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000110184
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Institutional Class Shares
Trading Symbol	MFTNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$117	1.22%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-7.44%	7.16%	5.61%
S&P 500® Index	22.15%	15.00%	13.15%
Credit Suisse Managed Futures Liquid Index	-1.70%	3.58%	3.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 209,527,115
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,625,674
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,527,115 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,625,674 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	19.6%
Money Market Funds	80.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.